Trade and Other Receivables - Other receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Receivables [Line Items]
Trade receivables	₩ 7,502,067	₩ 7,774,479
Other receivables	2,111,370	1,909,290
Gross amount
Trade and Other Receivables [Line Items]
Trade receivables	7,718,383	7,948,476
Other receivables	2,225,024	1,995,195
Current
Trade and Other Receivables [Line Items]
Trade receivables	7,419,648	7,698,604
Other receivables	2,075,601	1,810,075
Less than 60 days
Trade and Other Receivables [Line Items]
Trade receivables	0	7,117
Other receivables	0	47,532
Trade and Other receivables: (impairment reviewed)
Trade and Other Receivables [Line Items]
Trade receivables	298,735	242,755
Other receivables	149,423	137,588
Less than 60 days
Trade and Other Receivables [Line Items]
Trade receivables	2,525	0
Other receivables	24,782	0
60 ~ 90 days
Trade and Other Receivables [Line Items]
Trade receivables	37,266	39,070
Other receivables	1,007	44
90 ~ 120 days
Trade and Other Receivables [Line Items]
Trade receivables	16,033	17,502
Other receivables	10,997	1,017
120 days ~ 1year
Trade and Other Receivables [Line Items]
Trade receivables	46,204	55,242
Other receivables	23,991	11,042
Over 1 year
Trade and Other Receivables [Line Items]
Trade receivables	196,707	130,941
Other receivables	88,646	125,485
Allowance for doubtful accounts
Trade and Other Receivables [Line Items]
Trade receivables	(215,868)	(173,583)
Other receivables	(104,726)	(78,008)
Less: Present value discount
Trade and Other Receivables [Line Items]
Trade receivables	(448)	(414)
Other receivables	₩ (8,928)	₩ (7,897)